     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 2008

                                                              FILE NO. 333-50280

                                                                     811-3072-03

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 116                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on July 23, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A and Statement of Additional Information in Part B of this Post-Effective Amendment No. 21 is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-6 (File No. 333-50280), as filed on April 9, 2008 and effective on May 1, 2008.

A Supplement to the Prospectus dated July 23, 2008 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 21 does not supercede Post-Effective Amendment No. 19 filed on April 9, 2008.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-50280              Stag Accumulator Variable Universal Life (Series I)
333-94617              Stag Protector Variable Universal Life (Series I)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-82866              Stag Wall Street Variable Universal Life (Series I)
333-93319              Stag Accumulator Variable Universal Life (Series I)
333-83057              Stag Protector Variable Universal Life (Series I)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-88261              Stag Variable Life Last Survivor II (Series I)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-67373              Stag Variable Life Last Survivor II (Series I)

       SUPPLEMENT DATED JULY 23, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

               SUPPLEMENT DATED JULY 23, 2008 TO YOUR PROSPECTUS

HARTFORD MORTGAGE SECURITIES HLS FUND AND HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND:

On or about September 9, 2008, shareholders will vote on the proposed merger of the Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund. If the proposed merger is approved, all assets of the Hartford Mortgage Securities HLS Fund will be transferred into the Hartford U.S. Government Securities HLS Fund, and shareholders of the Hartford Mortgage Securities HLS Fund will receive shares of the Hartford U.S. Government Securities HLS Fund. If approved by the shareholders, the merger is scheduled to take place on or about September 29, 2008 (merger date).

As a result, if any of your Policy Value is currently invested in the Hartford Mortgage Securities HLS Fund Sub-Account, that Policy Value will be merged into the Hartford U.S. Government Securities HLS Fund Sub-Account on the merger date. If any portion of your future Premium Payments are allocated to Hartford Mortgage Securities HLS Fund Sub-Account, you should re-direct that allocation to another Sub-Account available under your Policy before the close of trading on the New York Stock Exchange on September 26, 2008. Effective as of the close of trading of the New York Stock Exchange on September 26, 2008, we will not process any transaction that includes an allocation to Hartford Mortgage Securities HLS Fund Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Policy related to Hartford Mortgage Securites HLS Fund are deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6716

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-50280               Stag Accumulator Variable Universal Life (Series I.5)
333-94617               Stag Protector Variable Universal Life (Series I.5)
333-109529              Stag Accumulator II VUL
333-109530              Stag Protector II VUL
333-110550              Hartford Quantum Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-82866               Stag Wall Street Variable Universal Life (Series II)
333-93319               Stag Accumulator Variable Universal Life (Series I.5)
333-83057               Stag Protector Variable Universal Life (Series I.5)
333-07471               Stag Accumulator II VUL / Stag Variable Life Artisan
333-88787               Stag Protector II VUL
333-110548              Hartford Quantum Life

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-88261               Stag Variable Life Last Survivor II (Series II)
333-131135              Hartford Variable Universal Life Last Survivor

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-67373               Stag Variable Life Last Survivor II (Series II)
333-131133              Hartford Variable Universal Life Last Survivor

       SUPPLEMENT DATED JULY 23, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

               SUPPLEMENT DATED JULY 23, 2008 TO YOUR PROSPECTUS

HARTFORD MORTGAGE SECURITIES HLS FUND AND HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND:

On or about September 9, 2008, shareholders will vote on the proposed merger of the Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund. If the proposed merger is approved, all assets of the Hartford Mortgage Securities HLS Fund will be transferred into the Hartford U.S. Government Securities HLS Fund, and shareholders of the Hartford Mortgage Securities HLS Fund will receive shares of the Hartford U.S. Government Securities HLS Fund. If approved by the shareholders, the merger is scheduled to take place on or about September 29, 2008 (merger date).

As a result, if any of your Policy Value is currently invested in the Hartford Mortgage Securities HLS Fund Sub-Account, that Policy Value will be merged into the Hartford U.S. Government Securities HLS Fund Sub-Account on the merger date. If any portion of your future Premium Payments are allocated to Hartford Mortgage Securities HLS Fund Sub-Account, you should re-direct that allocation to another Sub-Account available under your Policy before the close of trading on the New York Stock Exchange on September 26, 2008. Effective as of the close of trading of the New York Stock Exchange on September 26, 2008, we will not process any transaction that includes an allocation to Hartford Mortgage Securities HLS Fund Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Policy related to Hartford Mortgage Securites HLS Fund are deleted.

HARTFORD GLOBAL EQUITY HLS FUND:

Effective August 22, 2008, the Hartford Global Equity HLS Fund is added and made available as an underlying investment option under your policy. The following changes are made to your prospectus:

Under the table entitled, "Investment Management Fees and Other Expenses," the following expense information is added for the Hartford Global Equity HLS Fund:

                                                             DISTRIBUTION
                                                                AND/OR                              ACQUIRED
                                                                SERVICE                             FUND FEES
                                            MANAGEMENT          (12B-1)            OTHER               AND
UNDERLYING FUND:                               FEE               FEES*            EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund --             0.950%              N/A              0.100%              N/A
 Class IA

                                                                CONTRACTUAL
                                              TOTAL             FEE WAIVER           NET TOTAL
                                              ANNUAL              AND/OR               ANNUAL
                                            OPERATING             EXPENSE            OPERATING
UNDERLYING FUND:                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
Hartford Global Equity HLS Fund --             1.050%                N/A                1.050%  (i)
 Class IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

(i) Other expenses are estimated based upon amounts for the current fiscal year.

Under the section entitled, "The Funds," in your prospectus, the following information is added to the table:

Hartford Global Equity HLS Fund -- Class    Seeks long term capital appreciation         HL Investment Advisors, LLC
IA                                                                                       Sub-advised by Wellington Management
                                                                                         Company, LLP

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6717

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(4)
(f)    Certificate of Incorporation of Hartford(5) and Bylaws of Hartford.(6)
(g)    Contracts of Reinsurance.(7)
(h)    Form of Participation Agreement.(8)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Actuarial Opinion.(9)
(m)    Calculations(9)
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(9)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-50280, on November 20, 2000.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-50280, filed on March 16, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on File No. 333-66343, filed on February 8, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 12, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed on April 9, 2007.

(9) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-50280, filed on April 9, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Senior Vice President
Gregory J. Brennan                  Senior Vice President
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President, Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula A. Knake                      Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Vice President
Lyndon E. Oliver                    Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Robert W. Reiff                     Senior Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Director*
David M. Znamierowski               Executive Vice President, Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diana Benken                    Chief Financial Officer, Controller/FINOP
Brian Murphy                    Chief Executive Officer, President/ILD Business Line Principal, Director
William D. Wilcox               AML Compliance Officer, Chief Legal Officer
Neil S. Chaffee                 Vice President/HLPP
James Davey                     Senior Vice President/RPG Business Line Principal, Director
John C. Walters                 Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of July, 2008.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President, Director
  of Taxes*
Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Executive Vice President and
  Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Senior Vice President &
  Chief Accounting Officer*
John C. Walters, President, Chief Executive Officer,
  Chairman of the Board and Director*                              *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Director*                                            Jerry K. Scheinfeldt
David M. Znamierowski, Executive Vice President                           Attorney-in-Fact
  & Chief Investment Officer, Director*                            Date:  July 23, 2008

333-50280

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.